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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

    Atlas Assets, Inc.
    794 Davis Street
    San Leandro, CA 94577
 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

    See attached list.

 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-5485


    Securities Act File Number: 33-20318
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

    12/31/96
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


    None
 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


    None
 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

    117,527 shares, $272,372,422 (aggregate sales price)
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.


     117,527 shares, $272,372,422
 ______________________________________________________________________________
 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     6,612,000 shares, $38,532,610 (sales price)
 ______________________________________________________________________________
 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     + 272,372,422
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +  38,532,610
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  - 230,305,610
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +     -0-
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued     80,599,422
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x .00030303
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by             24,424.04
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
 ______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*   /s/ Steven Gray
                           _______________________________________________
                                  Vice President and Chief
                           _______________________________________________

  Date   2/27/97                  Legal Counsel
      -----------------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________


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                             ATLAS ASSETS, INC.
                          ATTACHMENT TO FORM 24F-2
                                  ITEM 2.

Atlas Assets, Inc. is sold under the name Atlas Funds and consists of the following series:

Atlas National Municipal Money Fund

Atlas California Municipal Money Fund

Atlas National Municipal Bond Fund

Atlas California Municipal Bond Fund

Atlas U.S. Government and Mortgage Securities Fund

Atlas Growth and Income Fund

Atlas U.S. Treasury Money Fund

Atlas U.S. Government Intermediate Fund

Atlas National Insured Intermediate Municipal Fund

Atlas California Insured Intermediate Municipal Fund

Atlas Balanced Fund

Atlas Strategic Growth Fund

Atlas Global Growth Fund

Atlas Strategic Income Fund


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                   PAUL, HASTINGS, JANOFSKY AND WALKER LLP
                          555 South Flower Street
                       Los Angeles, California 90071


Atlas Assets, Inc.
794 Davis Street
San Leandro, CA 94577

     Re:  Rule 24f-2 Notice for Fiscal Year
          Ended December 31, 1996
          SEC File No. 811-5485


Ladies and Gentlemen:

      You have requested that we render an opinion to Atlas Assets, Inc. (the "Fund") as to the matters described in Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), which opinion you are required to file with the Securities and Exchange Commission (the "Commission") together with a Rule 24f-2 Notice for the Fiscal year ended December 31, 1996 (the "Notice").

      With respect to factual matters in this opinion, we have relied upon the accuracy of the representations made to us by the Treasurer and Secretary of the Fund in certificates executed by them and have not independently verified the accuracy of such factual information. We have also examined originals or copies, certified or otherwise identified to our satisfaction as being true copies, of those corporate records of the Fund, certificates of public officials, and other documents and matters as we have deemed necessary for the purpose of this opinion. We have assumed without independent investigation or verification the authenticity of the documents submitted to us as originals and the conformity to the original documents of all documents submitted to us as copies.

      Upon the basis of the foregoing and in reliance thereon, and in reliance upon such other matters as we deem relevant under the circumstances, it is our opinion that the shares of common stock of the Fund issued during the Fund's fiscal year ended December 31, 1996, the registration of which shares the Notice makes definite in number, are legally issued, fully paid and nonassessable.

      We have not verified, are not passing upon and do not assume any responsibility for the accuracy or completeness of the statements contained in the Notice, or

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for the propriety of the filing of the Notice with the Commission. Our opinion is limited to the Act and the laws of the State of Maryland, and we express no opinion as to the applicability or effect of the laws of any other jurisdiction.

      This letter is furnished to you pursuant to your request and to the requirements imposed upon you by Rule 24f-2(b)(1) under the Act and is intended solely for your benefit for the purpose of completing the filing of the Notice with the Commission. This letter may not be used for any other purpose or furnished to or relied upon by any other persons, or including in any filing made with any other regulatory authority, without our prior written consent.

                                    Very truly yours,


                                    /s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP


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February 27, 1997



Securities and Exchange Commission


Re:  Rule 24F-2 Notice For Atlas Assets, Inc.
     File Nos. 33-20318 and 811-5485
     CIK No. 0000930144


Ladies and Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Atlas Assets, Inc., a Maryland corporation (the "Company") hereby files its Rule 24f-2 Notice for the fiscal year ended December 31, 1996 (the "Fiscal Year"). As shown in Item 12 of the enclosed FORM 24f-2, the Company had a registration fee due in the amount of $24,427.04. That amount has been wired to the Commission's lockbox depository.

Also, enclosed is an opinion of counsel to the company, indicating that shares sold during the Fiscal Year were legally issued, fully paid and non-assessable.

Any questions regarding this matter should be directed to the undersigned at
(610) 297-7424.

Sincerely,

/s/ Steven J. Gray

Steven J. Gray
Vice President
Chief Legal Counsel

Enclosures